Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information
VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Statements of Income and Comprehensive Income
(All amounts in thousands)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(z)
General and administrative expenses	(31,240)	(12,625)	(17,956)	(2,818)
Other operating income	39,385	81,989	12,745	2,000

Income(loss) from operations	8,145	69,364	(5,211)	(818)
Interest expenses	(9,062)	—	—	—
Share of loss of an equity method investee	(6,163)	(4,200)	—	—
Impairment loss on an equity method investee	—	(38,115)	—	—

Equity income of subsidiaries and VIEs	4,023,912	5,879,908	4,686,284	735,380

Net income attributable to Vipshop Holdings Limited’s shareholders	4,016,832	5,906,957	4,681,073	734,562
Other comprehensive loss:
Foreign currency translation, net of tax of nil	(25,773)	(2,298)	(29,645)	(4,652)

Comprehensive income attributable to Vipshop Holdings Limited’s shareholders	3,991,059	5,904,659	4,651,428	729,910

VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Balance Sheets
(All amounts in thousands, except for share and per share data)

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
			Note 2(z)
ASSETS
Cash and cash equivalents	62	337	53
Investment in subsidiaries	23,358,829	28,904,332	4,535,720
Amount due from subsidiaries	5,278,056	3,812,267	598,228

TOTAL ASSETS	28,636,947	32,716,936	5,134,001

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	108,839	54,374	8,533
Deferred income	30,374	29,664	4,655

Total liabilities	139,213	84,038	13,188

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 119,223,484 and 122,975,885 shares issued, of which 119,223,484 and 120,232,895 shares were outstanding as of December 31, 2020 and 2021, respectively)	77	80	13
Class B ordinary shares (US$0.0001 par value, 16,510,358 shares authorized, and 16,510,358 and 15,560,358 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	11	11	2
Treasury shares, at cost (Nil and 2,742,990 Class A shares as of December 31, 2020 and 2021, respectively)	—	(1,927,719)	(302,501)
Additional paid-in capital	10,816,185	12,227,637	1,918,783
Retained earnings	17,740,415	22,421,488	3,518,421
Accumulated other comprehensive loss	(58,954)	(88,599)	(13,905)

Total shareholders’ equity	28,497,734	32,632,898	5,120,813

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	28,636,947	32,716,936	5,134,001

VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Statements of Cash Flows
(All amounts in thousands)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(z)
Cash flow from operating activities:
Net income	4,016,832	5,906,957	4,681,073	734,562
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs	(4,023,912)	(5,879,908)	(4,686,284)	(735,380)
Share of results of an equity method investee	6,163	4,200	—	—
Impairment loss on an equity method investee	—	38,115	—	—
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	(5,885)	107,631	(52,544)	(8,246)
Deferred income	—	30,374	(710)	(111)

Net cash (used in) generated from operating activities	(6,802)	207,369	(58,465)	(9,175)

Cash flows from investing activity:
Changes in amounts due from subsidiaries	4,227,181	(208,250)	1,577,719	247,579

Net cash provided by (used in) investing activities	4,227,181	(208,250)	1,577,719	247,579

Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	297	895	419,814	65,878
Redemption of convertible senior notes	(4,220,841)	—	—	—
Repurchase of ordinary shares	—	—	(1,938,798)	(304,240)

Net cash (used in) provided by financing activities	(4,220,544)	895	(1,518,984)	(238,362)

Effect of exchange rate changes on cash and cash equivalents	(3)	4	5	1

Net (decrease) increase in cash and cash equivalents	(168)	18	275	43
Cash and cash equivalents at beginning of the period	212	44	62	10

Cash and cash equivalents at end of the period	44	62	337	53

Schedule I has been provided pursuant to the requirement of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.
As of December 31, 2021, RMB12.15
billion of the restricted capital, reserves and net asset are not available for distribution or transfer respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs’ subsidiaries from transferring a portion of their net assets to the Parent Company in the form of loans and advances or cash dividends.
During each of the three years in the period ended December 31, 2021, no cash dividend was declared and paid by the Parent Company.
As of December 31, 2021, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Parent Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.
Basis of preparation
The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs’ subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.